Consolidated statements of Changes in Stockholders' Equity - MXN ($) $ in Thousands	Total	Capital stock	Cumulative losses	Reserve for share - based payments
Equity at Dec. 31, 2022	$ (4,713,261)	$ 471,282	$ (5,651,678)	$ 467,135
Net profit (loss) for the period	(209,169)	0	(209,169)	0
Share - based payments (Note 17)	302,438	0	0	302,438
Equity at Sep. 30, 2023	(4,619,992)	471,282	(5,860,847)	769,573
Equity at Dec. 31, 2023	(4,634,848)	471,282	(5,957,831)	851,701
Net profit (loss) for the period	357,993	0	357,993	0
Share - based payments (Note 17)	396,054	0	0	396,054
Initial public offering, net of underwriting discount and incremental and direct costs (Notes 1 and 15)	7,812,065	7,812,065	0	0
Equity at Sep. 30, 2024	$ 3,931,264	$ 8,283,347	$ (5,599,838)	$ 1,247,755